Investment in associate	3 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investment in associate	. Investment in associate

The Company acquired 25,687,444 common shares of Val-d'Or Mining Corporation ("VZZ") as part of the acquisition of Golden Valley. On March 18, 2022, the Company participated in the VZZ private placement offering and acquired 3,277,606 units at a price of C$0.16 per unit. Each unit is comprised of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable for the purchase of one common share of VZZ at a per share price of C$0.20 until March 18, 2024. As at December 31, 2022, the Company has a 35.59% equity interest in VZZ.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

7. Investment in associate (continued)

The following table summarizes the changes to the Company's investment as at December 31, 2022:

($)
Balance at September 30, 2021	—
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	1,429
Share of loss in associate	1
Translation gain	29
Balance at December 31, 2022	1,459